CONVERTIBLE DEBT	12 Months Ended
Dec. 31, 2018
CONVERTIBLE DEBT
CONVERTIBLE DEBT

11. CONVERTIBLE DEBT

In December 2013, the Company issued and sold $600.0 (RUB 19,719 at the exchange rate as of sale date) in aggregate principal amount of 1.125% convertible senior notes due December 15, 2018 at par. The Company also granted to the initial purchasers a right to purchase up to an additional $90.0 (RUB 2,981 at the exchange rate as of sale date) in aggregate principal amount of notes solely to cover over‑allotments. In January 2014, the Company issued and sold an additional $90.0 in aggregate principal amount of 1.125% convertible senior notes due December 15, 2018 (together, the “Notes”) at par. Interest at an annual rate of 1.125% was payable semiannually on June 15 and December 15 of each year, beginning on June 15, 2014. The Notes were convertible into cash, Class A shares of the Company or a combination of cash and Class A shares, at the Company’s election, under circumstances described below, based on an initial conversion rate of 19.44 Class A shares per $1,000 principal amount of Notes (which represented an initial conversion price of approximately $51.45 per share), subject to adjustment on the occurrence of fundamental change as defined in the agreement. The Notes were convertible, at the option of the holder, prior to June 15, 2018, if i) the last reported sale price of the Class A shares for at least 20 trading days (whether or not consecutive) during a period of 30 consecutive trading days was greater than or equal to 130% of the conversion price on each applicable trading day; ii) during a 5 business day period after any 10 consecutive trading day period in which the trading price per $1,000 principal amount of notes for each trading day of the measurement period was less than 98% of the product of the last reported sale price of the Company’s Class A shares and the conversion rate on each such trading day; iii) upon the occurrence of specified corporate events. On or after June 15, 2018, the Notes could be converted at the option of the holder regardless of the foregoing circumstances at any time until the close of business on the business day immediately preceding the maturity date of the Notes. The Company did not have the right to redeem the Notes prior to maturity, except in connection with certain changes in tax laws. Prior to June 15, 2018, none of the conditions allowing the conversion of the Notes had been met. The Company elected cash settlement for all conversions of the Notes on or after June 15, 2018. In December 2018, the Notes matured and the Company repaid in full $321.3 (RUB 21,281 at the exchange rate as of the date of settlement) aggregate principal amount of the outstanding Notes. The Company recorded no gain or loss on the settlement of the Notes.

The net proceeds to the Company from the sale of the Notes (including over‑allotments) were approximately RUB 22,479 ($683.1 at the exchange rates as of sale date). Debt issuance costs were approximately RUB 228 ($4.1), of which RUB 38 ($0.7) was allocated to additional paid‑in capital and RUB 190 ($3.4) was allocated to deferred issuance costs which were presented as a reduction of the carrying value of the Notes and were amortized as interest expense over the term of the Notes. As of December 31, 2017 and 2018, unamortized deferred issuance cost was RUB 29 and nil, respectively.

The Company separately accounted for the liability and equity components of the Notes. The carrying value of the liability component of RUB 18,972 ($576.7 at the exchange rates as of sale date) was initially recognized at the present value of its cash flows using a discount rate of 4.84%, the Company’s estimated borrowing rate at the date of the issuance for a similar debt instrument without the conversion feature. Debt discount was amortized using the effective interest method over the period from the origination date through the stated maturity date. The value of the equity component of RUB 3,728 ($113.3 at the exchange rates as of sale date) as of December 31, 2017 was calculated by deducting the fair value of the liability component from the initial proceeds ascribed to the convertible debt instrument as a whole and was recorded as a debt discount.

During 2018, the Company did not repurchase principal amount of the outstanding Notes before the due date; during 2017, the Company repurchased and retired $12.0 in aggregate principal amount of the outstanding Notes for cash consideration of RUB 668; during 2016, the Company repurchased and retired $87.4 in aggregate principal amount of the outstanding Notes for cash consideration of RUB 5,397. The Company recorded a loss of RUB 6 and gain of RUB 53 on the extinguishment of the debt within the other (loss)/income, net line in the consolidated statements of income for the years ended December 31, 2017 and 2016, respectively.

The carrying value of the Notes as of December 31, 2017 consisted of the following:

2017
RUB
1.125% Convertible Senior Notes due December 2018	18,507
Unamortized debt discount	(644)
Unamortized debt issuance cost	(29)
Total convertible debt	17,834

The Company recognized RUB 1,208, RUB 897 and RUB 945  ($13.6) as interest expenses related to the contractual interest coupon, amortization of the debt discount and issuance expenses for the years ended December 31, 2016, 2017 and 2018, respectively. The effective interest rate on the liability component for 2016, 2017 and 2018 was 5.1%,  5.1%, and 4.8%.